Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [text block]
$000	Dec 31, 2017	Dec 31, 2016
Mine properties, mine development costs and mine plant facilities and equipment cost
At the beginning of year	2,462,421	2,272,985
Additions	199,324	189,436
	2,661,745	2,462,421
Accumulated depreciation and amortization
At beginning of year	901,561	726,218
Charge for the year	182,900	175,343
	1,084,461	901,561
Net book value	1,577,284	1,560,860

Disclosure of detailed information about useful lives of property, plant and equipment [text block]
	Dec 31, 2017	Dec 31, 2016
The remaining maximum estimated useful lives in respect of proven and probable reserves for each mine included above is as follows:
Loulo	15 years	12 years
Gounkoto	10 years	10 years
Tongon	4 years	4 years

Kibali Jersey Limited [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Mine properties, mine development costs and mine plant facilities and equipment cost
Cost
Balance at the beginning of the year	2,475,924	2,266,854	1,989,757
Additions	246,406	209,070	277,097
Balance at the end of the year	2,722,330	2,475,924	2,266,854

Accumulated depreciation
Balance at the beginning of the year	(407,617)	(254,551)	(121,620)
Depreciation charged for the year	(206,995)	(153,067)	(132,931)
Balance at the end of the year	(614,612)	(407,618)	(254,551)

Net book value	2,107,718	2,068,306	2,012,303

Disclosure of detailed information about useful lives of property, plant and equipment [text block]
The net carrying amount of property, plant and equipment includes the following amount in respect of assets held under finance lease (refer to note 19):

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Finance Lease Mining Assets	16,627	46,153	53,908